UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10479
                                                     ---------

                             UBS Event Fund, L.L.C.
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               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
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               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
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                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2009
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                                                                                              UBS EVENT FUND, L.L.C.
                                                                                                   SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                                         (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  SEPTEMBER 30, 2009

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                                                                                                         REALIZED AND
                                                                                                          UNREALIZED
                                                                                             % OF         GAIN/(LOSS)
                                                                                            MEMBERS'         FROM
                   INVESTMENT FUND                           COST          FAIR VALUE       CAPITAL       INVESTMENTS
----------------------------------------------------     ------------     ------------      --------     ------------
DISTRESSED CREDIT
Claren Road Credit Partners, L.P.                        $ 10,000,000     $ 10,443,403        6.31%       $   443,403
Harbinger Capital Partners Fund I, L.P., Class L (c)          399,033          399,754        0.24             16,755
Harbinger Capital Partners Fund I, L.P., Class PE (c)       3,977,347        3,832,300        2.31           (145,046)
Marathon Distressed Subprime Fund, L.P.                    10,000,000        9,347,830        5.65          1,881,251
                                                         ------------     ------------       -----        -----------
  DISTRESSED CREDIT SUBTOTAL                             $ 24,376,380     $ 24,023,287       14.51%       $ 2,196,363

LONG/SHORT EQUITY
North Run Qualified Partners, L.P.                          3,936,125        5,657,042        3.42          1,657,042
Pershing Square IV, L.P.                                    3,000,000          481,408        0.29            (69,566)
Steel Partners Japan Strategic Fund L.P. (d)                  689,238          332,548        0.20         (3,085,013)
Steel Partners Japan Strategic Fund, L.P. (c)               1,773,909        1,628,860        0.99           (165,105)
The Children's Investment Fund, L.P., Class A               3,308,736        4,077,278        2.46           (367,351)
                                                         ------------     ------------       -----        -----------
  LONG/SHORT EQUITY SUBTOTAL                             $ 12,708,008     $ 12,177,136        7.36%       $(2,029,993)

MULTI-STRATEGY
Davidson Kempner Partners, L.P. (c)                           898,712          740,103        0.44             78,923
Davidson Kempner Partners, L.P.                            13,711,975       15,192,818        9.18          1,970,354
OZ Domestic Partners, L.P.                                  5,307,837       10,512,053        6.35          2,818,148
OZ Domestic Partners, L.P. (c)                              5,922,301        7,131,570        4.31           (356,146)
                                                         ------------     ------------       -----        -----------
  MULTI-STRATEGY SUBTOTAL                                $ 25,840,825     $ 33,576,544       20.28%       $ 4,511,279

SPECIAL SITUATIONS
Amber Fund, L.P. (d)                                        1,789,045        2,226,964        1.34          1,226,487
Brookdale International Partners, L.P.                      9,009,432       16,916,568       10.22          5,980,185
Cycladic Catalyst Fund, L.P. (d)                              801,554          122,737        0.07           (482,487)
Cycladic Catalyst Fund, L.P. (c)                              101,014           15,155        0.01             (8,917)
Gracie Capital, L.P. (d)                                    3,460,296        2,919,649        1.76           (386,587)
Jana Partners Qualified, L.P. (c)                             287,415           30,096        0.02            (26,323)
Jana Piranha Fund, L.P. (c)                                   699,195          723,775        0.44             32,295
Pentwater Event Fund, L.L.C., Class A1 (c)                    717,459          887,688        0.54            206,097
Pentwater Event Fund, L.L.C., Class E                      10,002,867       10,532,577        6.36            518,200
Pentwater Event Fund, L.L.C., Class E1 (c)                  1,233,458        1,536,164        0.93            266,824
Seneca Capital, L.P. (c)                                      806,136          109,494        0.07           (292,513)
Seneca Capital, L.P. (c)                                    1,502,395          328,561        0.20           (150,309)
Seneca Capital, L.P., SLV (d)                               4,469,376        4,205,035        2.54           (375,907)
Tala Partners II, L.P. (d)                                    517,510           58,063        0.03           (458,673)
Trian Partners, L.P.                                       12,000,000       11,393,870        6.88          1,457,083
                                                         ------------     ------------       -----        -----------
  SPECIAL SITUATIONS SUBTOTAL                            $ 47,397,152     $ 52,006,396       31.41%       $ 7,505,455

OTHER SECURITIES
Other Securities                                              151,942          278,131        0.17            236,927
Redeemed Investment Funds (e)                                      --               --          --          7,226,725
                                                         ------------     ------------       -----        -----------
TOTAL                                                    $110,474,307     $122,061,494       73.73%       $19,646,756
                                                         ============     ============       ======       ===========




                                                                                                                 DOLLAR AMOUNT OF
                                                           INITIAL                             FIRST           FAIR VALUE FOR FIRST
                                                         ACQUISITION                         AVAILABLE               AVAILABLE
                   INVESTMENT FUND                           DATE         LIQUIDITY (a)    REDEMPTION (b)          REDEMPTION (b)
----------------------------------------------------     -----------     ---------------   --------------      --------------------
DISTRESSED CREDIT
Claren Road Credit Partners, L.P.                          7/1/2009         Quarterly
Harbinger Capital Partners Fund I, L.P., Class L (c)       5/1/2002            N/A
Harbinger Capital Partners Fund I, L.P., Class PE (c)      5/1/2002            N/A
Marathon Distressed Subprime Fund, L.P.                    9/1/2007      Every 18 Months

  DISTRESSED CREDIT SUBTOTAL

LONG/SHORT EQUITY
North Run Qualified Partners, L.P.                        12/1/2003          Annually          6/30/2010                5,657,042
Pershing Square IV, L.P.                                   6/1/2007         Quarterly
Steel Partners Japan Strategic Fund L.P. (d)               1/1/2006            N/A
Steel Partners Japan Strategic Fund, L.P. (c)              1/1/2006            N/A
The Children's Investment Fund, L.P., Class A             11/1/2005      Every 36 Months

  LONG/SHORT EQUITY SUBTOTAL

MULTI-STRATEGY
Davidson Kempner Partners, L.P. (c)                       10/1/2006            N/A
Davidson Kempner Partners, L.P.                           10/1/2006       Semi-Annually
OZ Domestic Partners, L.P.                                10/1/2001          Annually
OZ Domestic Partners, L.P. (c)                            10/1/2001            N/A

  MULTI-STRATEGY SUBTOTAL

SPECIAL SITUATIONS
Amber Fund, L.P. (d)                                       1/1/2006            N/A
Brookdale International Partners, L.P.                     8/1/2005         Quarterly
Cycladic Catalyst Fund, L.P. (d)                           4/1/2005            N/A
Cycladic Catalyst Fund, L.P. (c)                           4/1/2005            N/A
Gracie Capital, L.P. (d)                                   1/1/2002            N/A
Jana Partners Qualified, L.P. (c)                          1/1/2006            N/A
Jana Piranha Fund, L.P. (c)                                3/1/2006            N/A
Pentwater Event Fund, L.L.C., Class A1 (c)                10/1/2007            N/A
Pentwater Event Fund, L.L.C., Class E                     10/1/2007          Annually
Pentwater Event Fund, L.L.C., Class E1 (c)                10/1/2007            N/A
Seneca Capital, L.P. (c)                                  10/1/2001            N/A
Seneca Capital, L.P. (c)                                  10/1/2001            N/A
Seneca Capital, L.P., SLV (d)                             10/1/2001            N/A
Tala Partners II, L.P. (d)                                10/1/2005            N/A
Trian Partners, L.P.                                       1/1/2008          Annually         12/31/2010               11,393,870

                                                                      UBS EVENT FUND, L.L.C.
                                                           SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                 (UNAUDITED)
--------------------------------------------------------------------------------------------

                                                                          SEPTEMBER 30, 2009

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(a)  Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)  Investment Funds with no dates or amounts can be redeemed in full.
(c)  A portion or all of the Funds' interests in the Investment Fund are held in side pockets which have restricted liquidity.
(d)  The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.
(e)  Realized gain/(loss) from redeemed Investment Funds includes both gain/(loss)
     recognized from the sale of investments plus any gain/(loss) recognized from adjustments to hold-back amounts from prior year sales of investments received in the current year.

The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing the Fund's investments are not necessarily an indication of the risk associated with investing in those investments.

                                        ASSETS TABLE
--------------------------------------------------------------------------------------------
                                                                   LEVEL 2         LEVEL 3
                               TOTAL FAIR                        SIGNIFICANT     SIGNIFICANT
                                VALUE AT           LEVEL 1       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                    09/30/2009       QUOTED PRICES      INPUTS          INPUTS
--------------------------------------------------------------------------------------------
Distressed Credit             $ 24,023,287         $     --        $  --        $ 24,023,287
Long/Short Equity               12,177,136               --           --          12,177,136
Multi-Strategy                  33,576,544               --           --          33,576,544
Special Situations              52,006,396               --           --          52,006,396
Other Securities                   278,131          278,131           --                  --
TOTAL ASSETS                  $122,061,494         $278,131        $  --        $121,783,363
                              --------------------------------------------------------------


The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

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                                                                             CHANGE IN
                             BALANCE AS OF       ACCRUED                     UNREALIZED        NET       TRANSFERS IN  BALANCE AS OF
                              DECEMBER 31,      DISCOUNTS/     REALIZED     APPRECIATION/   PURCHASES/     AND/OR OUT  SEPTEMBER 30,
DESCRIPTION                       2008          PREMIUMS      GAIN/(LOSS)   DEPRECIATION     (SALES)      OF LEVEL 3       2009
------------------------------------------------------------------------------------------------------------------------------------
Investments in Investment
Strategies
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       DISTRESSED CREDIT        10,030,255                    1,381,060        677,165     11,934,807                    24,023,287
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       LONG/SHORT EQUITY        24,349,585                   (1,728,992)     2,096,048    (12,539,505)                   12,177,136
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       MULTI-STRATEGY           35,037,529                    2,348,091      2,163,188     (5,972,264)                   33,576,544
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       SPECIAL SITUATIONS       74,430,705                    1,488,400     10,984,869    (34,897,578)                   52,006,396
------------------------------------------------------------------------------------------------------------------------------------

       TOTAL                   143,848,074                    3,488,559     15,921,270    (41,474,540)                  121,783,363
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Net change in unrealized appreciation/(depreciation) on Level 3 assets and liabilities still held as of September 30, 2009 is
$15,921,270.

The FASB issued in September 2009 Accounting Standards Update No. 2009-12, "Fair Value Measurements and Disclosures (Topic 820), Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)". The provisions contained within Accounting Standards Update 2009-12 are effective for interim and annual periods ending after December 15, 2009. At this time, management is evaluating the implications of Accounting Standards Update 2009-12 and its impact on future financial statements and accompanying notes has not yet been determined.

ITEM 2.   CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               UBS Event Fund, L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       November 24, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       November 24, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date                       November 24, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.